Form N-1A Supplement	Jul. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for
the iShares MSCI Intl Momentum Factor ETF (IMTM) (the “Fund”)
Effective August 27, 2025, the following changes will take effect for the Fund’s Underlying Index:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	During each reconstitution, a 50% turnover buffer will be applied to each security that has a change in weight based on the reconstitution results – i.e., each relevant security will receive only half of its designated weight change.
In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first paragraph will be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by the Index Provider, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.
A risk-adjusted price momentum score, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6‑ and 12‑month time periods. The 6‑ and 12‑month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score.
The Underlying Index is reconstituted and rebalanced quarterly. At each reconstitution, MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index, momentum score and market capitalization coverage. The weight of each Underlying Index constituent is initially determined by multiplying the security’s momentum score by its market capitalization weight in the Parent Index, subject to a 5% cap on each issuer. A 50% turnover buffer is then applied to each constituent security that has a change in weight based on the previous reconstitution steps. With this buffer, each relevant security receives only half of its designated weight change. The buffer is not applied to deletions. After the buffer is applied, the constituents’ weights are normalized to 100%, subject to a 5% cap on each issuer.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Intl Momentum Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for
the iShares MSCI Intl Momentum Factor ETF (IMTM) (the “Fund”)
Effective August 27, 2025, the following changes will take effect for the Fund’s Underlying Index:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	During each reconstitution, a 50% turnover buffer will be applied to each security that has a change in weight based on the reconstitution results – i.e., each relevant security will receive only half of its designated weight change.
In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first paragraph will be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by the Index Provider, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.
A risk-adjusted price momentum score, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6‑ and 12‑month time periods. The 6‑ and 12‑month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score.
The Underlying Index is reconstituted and rebalanced quarterly. At each reconstitution, MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index, momentum score and market capitalization coverage. The weight of each Underlying Index constituent is initially determined by multiplying the security’s momentum score by its market capitalization weight in the Parent Index, subject to a 5% cap on each issuer. A 50% turnover buffer is then applied to each constituent security that has a change in weight based on the previous reconstitution steps. With this buffer, each relevant security receives only half of its designated weight change. The buffer is not applied to deletions. After the buffer is applied, the constituents’ weights are normalized to 100%, subject to a 5% cap on each issuer.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.